united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23862

Texas Capital Funds Trust

(Exact name of registrant as specified in charter)

2000 McKinney Avenue, Suite 700, Dallas, TX 75201

(Address of principal executive offices) (Zip code)

Neil Rajan, Secretary
Texas Capital Funds Trust
2000 McKinney Avenue, Suite 700, Dallas, TX 75201

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-945-229-5947

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Texas Capital Government Money Market ETF

(MMKT) NYSE

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Texas Capital Government Money Market ETF (the "Fund") for the period of September 24, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.texascapitalbank.com/etf-funds-management/MMKT?&. You can also request this information by contacting us at (844) 822-3837.

What were the Fund’s costs for the period since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Texas Capital Government Money Market ETF	$5	0.20%Footnote Reference*

* Amount shown reflects the expenses of the Fund from September 24, 2024 to December 31, 2024. Expenses would be higher if the Fund had been in operations for the full year.

Fund Statistics

Net Assets	$42,563,500
Total Number of Portfolio Holdings	26
Total Advisory Fees Paid	$20,926

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mirae Asset Securities Repo	10.0%
United States Treasury Floating Rate Note, 4.45%, 04/30/25	7.8%
United States Treasury Floating Rate Note, 4.40%, 07/31/25	7.3%
United States Treasury Bill, 3.68%, 01/09/25	5.3%
United States Treasury Bill, 4.11%, 03/06/25	5.2%
United States Treasury Bill, 4.11%, 04/01/25	5.2%
United States Treasury Bill, 4.10%, 03/20/25	4.8%
United States Treasury Bill, 4.10%, 06/20/25	4.7%
United States Treasury Bill, 4.13%, 02/13/25	4.7%
United States Treasury Bill, 4.17%, 04/03/25	4.6%

What did the Fund invest in?

Asset Weighting (% of total investments)

U.S. Treasury Obligations
90.6%
Repurchase Agreements
10.0%
U.S. Government & Agencies
3.5%
Liabilities in Excess of Other Assets
-4.1%

Value	Value
Liabilities in Excess of Other Assets	-4.1%
U.S. Government & Agencies	3.5%
Repurchase Agreements	10.0%
U.S. Treasury Obligations	90.6%

Texas Capital Government Money Market ETF

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.texascapitalbank.com/etf-funds-management/MMKT?&), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-MMKT

Texas Capital Government Money Market Fund

(TXGXX) NYSE

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Texas Capital Government Money Market Fund (the "Fund") for the period of July 17, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.texascapitalbank.com/etf-funds-management/txgxx?&. You can also request this information by contacting us at (844) 822-3837.

What were the Fund’s costs for the period since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Texas Capital Government Money Market Fund	$12	0.25%Footnote Reference*

* Amount shown reflects the expenses of the Fund from July 17, 2024 to December 31, 2024. Expenses would be higher if the Fund had been in operations for the full year.

Fund Statistics

Net Assets	$11,251,555
Total Number of Portfolio Holdings	19
Total Advisory Fees Paid	$0

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mirae Asset Securities Repo	27.6%
United States Treasury Bill, 4.09%, 06/20/25	6.5%
United States Treasury Bill, 4.06%, 02/04/25	4.9%
United States Treasury Floating Rate Note, 4.48%, 01/31/25	4.4%
United States Treasury Floating Rate Note, 4.45%, 04/30/25	4.4%
United States Treasury Bill, 3.86%, 01/14/25	4.4%
Federal Home Loan Bank Discount Notes, 4.41%, 01/21/25	4.4%
United States Treasury Bill, 4.12%, 02/25/25	4.4%
United States Treasury Bill, 4.12%, 03/20/25	4.4%
United States Treasury Bill, 4.10%, 03/18/25	4.4%

What did the Fund invest in?

Asset Weighting (% of total investments)

U.S. Treasury Obligations
61.9%
Repurchase Agreements
27.6%
U.S. Government & Agencies
8.8%
Money Market Funds
1.8%
Liabilities in Excess of Other Assets
-0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.8%
U.S. Government & Agencies	8.8%
Repurchase Agreements	27.6%
U.S. Treasury Obligations	61.9%

Texas Capital Government Money Market Fund

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.texascapitalbank.com/etf-funds-management/txgxx?&), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-TXGXX

Texas Capital Texas Equity Index ETF

(TXS) NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Texas Capital Texas Equity Index ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.texascapitalbank.com/etf-funds-management/txs?&. You can also request this information by contacting us at (844) 822-3837.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Texas Capital Texas Equity Index ETF	$55	0.49%

How did the Fund perform during the reporting period?

The Fund is managed with an index-based passive approach and attempts to achieve investment results that, before fees and expenses, correspond generally to the total return performance of the Texas Capital Texas Equity Index.

The Fund benefited from the continued Texas economic strength, returning 24.30% for the year. The best performing sectors include utilities, communications, and technology. The portfolio management team kept performance to within 1% of its index. The difference in performance can be mainly attributed to management fees and slight under and overweight differences.

From a total return perspective, utilities was the top performing sector with a return of 79.92% during the year, as the artificial intelligence revolution shocked power demand for datacenters. The sector’s rapid rise resulted in underweights to those securities. That underweight limited the contribution of return from the sector to 1.27% of the 24.30% 1-year return for the Fund.

Consumer discretionary was the fourth best performing sector last year, posting a 37.6% return. The sector was the largest contributor to the Fund's return thanks to a meaningful overweight position. Within the consumer discretionary sector, Tesla, GameStop, and Brinker International contributed most to sector performance during the year.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Texas Capital Texas Equity Index ETF - NAV	Texas Capital Texas Equity Index	VettaFi U.S. Equity 3000 Index	Syntax US 800 MidCap Index
07/12/23	$10,000	$10,000	$10,000	$10,000
09/30/23	$9,588	$9,601	$9,590	$9,317
12/31/23	$10,618	$10,643	$10,512	$10,491
03/31/24	$11,425	$11,465	$11,552	$11,359
06/30/24	$11,821	$11,875	$11,936	$10,935
09/30/24	$12,677	$12,737	$12,677	$11,948
12/31/24	$13,198	$13,275	$13,014	$12,013

Average Annual Total Returns

	1 Year	Since Inception (July 12, 2023)
Texas Capital Texas Equity Index ETF	24.30%	20.76%
Texas Capital Texas Equity Index	24.73%	21.23%
VettaFi U.S. Equity 3000 Index	23.80%	19.61%
Syntax US 800 MidCap Index	14.51%	13.28%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Fund Statistics

Net Assets	$29,062,268
Total Number of Portfolio Holdings	211
Total Advisory Fees Paid	$116,887
Portfolio Turnover Rate	3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Tesla, Inc.	6.0%
Tenet Healthcare Corp.	4.3%
Crowdstrike Holdings, Inc.	4.2%
Digital Realty Trust, Inc.	4.1%
McKesson Corp.	3.6%
Waste Management, Inc.	3.6%
GameStop Corp., Class A	3.5%
Charles Schwab Corp. (The)	3.4%
Crown Castle International Corp.	2.7%
CBRE Group, Inc., Class A	2.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary
21.4%
Energy
19.3%
Industrials
12.3%
Real Estate
12.1%
Health Care
9.8%
Technology
9.6%
Financials
6.2%
Consumer Staples
2.4%
Utilities
1.7%
Communications
1.4%
Materials
0.4%
Money Market Funds
0.2%
Other Assets in Excess of Liabilities
3.2%

Value	Value
Other Assets in Excess of Liabilities	3.2%
Money Market Funds	0.2%
Materials	0.4%
Communications	1.4%
Utilities	1.7%
Consumer Staples	2.4%
Financials	6.2%
Technology	9.6%
Health Care	9.8%
Real Estate	12.1%
Industrials	12.3%
Energy	19.3%
Consumer Discretionary	21.4%

Texas Capital Texas Equity Index ETF

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.texascapitalbank.com/etf-funds-management/txs?&), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-TXS

Texas Capital Texas Oil Index ETF

(OILT) NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Texas Capital Texas Oil Index ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.texascapitalbank.com/etf-funds-management/oilt?&. You can also request this information by contacting us at (844) 822-3837.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Texas Capital Texas Oil Index ETF	$35	0.35%

How did the Fund perform during the reporting period?

The Fund is managed with an index-based passive approach and attempts to achieve investment results that, before fees and expenses, correspond generally to the total return performance of the Alerian Texas Weighted Oil & Gas Index.

During the year, the Fund returned 1.36%. The Fund focuses on exploration & production ("E&P") within the state of Texas. Despite its regional E&P focus, the Fund is still susceptible to the broader global energy markets. In 2024, crude oil and natural gas markets navigated heightened geopolitical tensions, economic weakness, and a continued focus on energy transition. The sector showed resilience, with West Texas Intermediate (WTI) returning 3.05% and prices trading in a tight range throughout the year.

Producers maintained focus on production efficiency and prioritizing high return investments. The Permian Basin is attractive to producers due to its vast reserves and unique formations that allow for efficient low-cost drilling. Last year, the region led in merger activity within the U.S. E&P sector. The Fund benefited from the activity with four companies within the Fund being acquired during the year, including Callon Petroleum, Marathon Oil, Pioneer Natural Resources and Silverbow Resources.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Texas Capital Texas Oil Index ETF - NAV	Alerian Texas Weighted Oil & Gas Index	VettaFi U.S. Equity 3000 Index
12/20/23	$10,000	$10,000	$10,000
12/31/23	$10,008	$10,008	$10,163
03/31/24	$11,423	$11,429	$11,168
06/30/24	$10,994	$10,992	$11,539
09/30/24	$9,981	$9,974	$12,256
12/31/24	$10,144	$10,139	$12,581

Average Annual Total Returns

	1 Year	Since Inception (December 20, 2023)
Texas Capital Texas Oil Index ETF	1.36%	1.40%
Alerian Texas Weighted Oil & Gas Index	1.30%	1.35%
VettaFi U.S. Equity 3000 Index	23.80%	24.97%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Fund Statistics

Net Assets	$12,854,250
Total Number of Portfolio Holdings	29
Total Advisory Fees Paid	$43,677
Portfolio Turnover Rate	13%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Occidental Petroleum Corp.	8.5%
Diamondback Energy, Inc.	8.3%
ConocoPhillips	8.1%
Exxon Mobil Corp.	8.0%
EOG Resources, Inc.	7.4%
APA Corp.	4.9%
Ovintiv, Inc.	4.6%
Chevron Corp.	4.4%
Devon Energy Corp.	4.3%
Vital Energy, Inc.	4.3%

What did the Fund invest in?

Industry Weighting (% of net assets)

Oil & Gas Producers
90.5%
Gas & Water Utilities
4.8%
Oil, Gas & Consumable Fuels
4.4%
Money Market Funds
0.2%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.2%
Oil, Gas & Consumable Fuels	4.4%
Gas & Water Utilities	4.8%
Oil & Gas Producers	90.5%

Texas Capital Texas Oil Index ETF

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.texascapitalbank.com/etf-funds-management/oilt?&), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-OILT

Texas Capital Texas Small Cap Equity Index ETF

(TXSS) NASDAQ Stock Market, LLC

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Texas Capital Texas Small Cap Equity Index ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.texascapitalbank.com/etf-funds-management/txss?&. You can also request this information by contacting us at (844) 822-3837.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Texas Capital Texas Small Cap Equity Index ETF	$51	0.49%

How did the Fund perform during the reporting period?

The Fund is managed with an index-based passive approach and attempts to achieve investment results that, before fees and expenses, correspond generally to the total return performance of the Texas Capital Texas Small Cap Equity Index.

The Fund benefited from the continued Texas economic strength, returning 9.58% for the year. The best performing sectors include consumer staples, industrials, and technology. The difference in performance between the Fund and its index, which returned 23.80% for the year, can be mainly attributed to management fees and slight under and overweight differences.

From a total return perspective, consumer staples was the top performing sector with a return of 139.89% during the year. The return came from a single name, Vital Farms Inc. which works with nearly 300 family farms to offer ethically produced foods nationwide. The company, benefited from expanded item offerings and store distribution gains. Despite strong performance, underweight positioning limited the contribution of return from the sector to 1.59% of the 9.58% return for the Fund.

Industrials were the second-best performing sector for the Fund, returning 35.1% for the year. Thanks to a minor overweight, the sector was the largest contributor to the Fund’s return. Within the sector, DXP Enterprises, Kirby Corp, and IES holdings contributed most to sector performance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Texas Capital Texas Small Cap Equity Index ETF - NAV	Texas Capital Texas Small Cap Equity Index	VettaFi U.S. Equity 3000 Index	Syntax US SmallCap 2000 Total Return Index
12/20/23	$10,000	$10,000	$10,000	$10,000
12/31/23	$10,199	$10,200	$10,163	$10,284
03/31/24	$10,434	$10,453	$11,168	$10,449
06/30/24	$10,284	$10,309	$11,539	$9,927
09/30/24	$11,148	$11,185	$12,256	$10,929
12/31/24	$11,176	$11,253	$12,581	$11,189

Average Annual Total Returns

	1 Year	Since Inception (December 20, 2023)
Texas Capital Texas Small Cap Equity Index ETF	9.58%	11.40%
Texas Capital Texas Small Cap Equity Index	10.33%	12.15%
VettaFi U.S. Equity 3000 Index	23.80%	24.97%
Syntax US SmallCap 2000 Total Return Index	8.80%	11.52%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares.

Fund Statistics

Net Assets	$13,708,103
Total Number of Portfolio Holdings	167
Total Advisory Fees Paid	$59,679
Portfolio Turnover Rate	13%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Howard Hughes Holdings, Inc.	6.6%
Brinker International, Inc.	3.1%
Kinetik Holdings, Inc.	3.0%
Addus HomeCare Corp.	2.9%
Insperity, Inc.	2.8%
AMN Healthcare Services, Inc.	2.7%
Group 1 Automotive, Inc.	2.7%
DNOW, Inc.	2.3%
Omnicell, Inc.	2.1%
Vital Farms, Inc.	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Energy
20.9%
Consumer Discretionary
15.5%
Industrials
14.1%
Real Estate
12.8%
Health Care
10.6%
Technology
7.9%
Financials
6.0%
Consumer Staples
3.0%
Communications
2.1%
Materials
1.6%
Money Market Funds
0.2%
Utilities
0.1%
Other Assets in Excess of Liabilities
5.2%

Value	Value
Other Assets in Excess of Liabilities	5.2%
Utilities	0.1%
Money Market Funds	0.2%
Materials	1.6%
Communications	2.1%
Consumer Staples	3.0%
Financials	6.0%
Technology	7.9%
Health Care	10.6%
Real Estate	12.8%
Industrials	14.1%
Consumer Discretionary	15.5%
Energy	20.9%

Texas Capital Texas Small Cap Equity Index ETF

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.texascapitalbank.com/etf-funds-management/txss?&), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-TXSS

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 13(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)	The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert. The board of trustees determined that, although none of its members meet the technical definition of an audit committee financial expert, the audit committee, comprised of all of the independent trustees, has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees billed to the registrant by its principal accountants for the most recent fiscal year:

Fiscal year ended 2024: $100,000

Fiscal year ended 2023: $80,000

(b)	Audit-Related Fees billed to the registrant by its principal accountants for the most recent fiscal year:

Fiscal year ended 2024: $0

Fiscal year ended 2023: $0

(c)	Tax Fees billed to the registrant by its principal accountants for the most recent fiscal year:

Fiscal year ended 2024: $25,000

Fiscal year ended 2023: $15,000

Nature of the fees: Preparation of the 1120 RIC and Excise review

(d)	All other fees billed to the registrant by its principal accountants for the most recent fiscal year:

Fiscal year ended 2024: $0

Fiscal year ended 2023: $0

(e)(1) Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the audit committee to be responsible for the selection, retention, termination and compensation of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the registrant, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant, and (v) receive the auditors’ specific representations as to their independence.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is 0%.

(f) During audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year ended December 31, 2023 and December 31, 2024 were $15,000 and $25,000, respectively.

(h) Not applicable. The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i) Not Applicable.

(j) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Certain series of the registrant that appear in the shareholder report included in Item 1 are listed issuers as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and have a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. All of the Board’s independent trustees are members of the audit committee.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Texas Capital Texas Equity Index ETF (TXS)

NYSE Arca, Inc.

Texas Capital Texas Oil Index ETF (OILT)

NYSE Arca, Inc.

Texas Capital Texas Small Cap Equity Index ETF (TXSS)

NASDAQ Stock Market LLC

Texas Capital Government Money Market ETF (MMKT)

NYSE

Annual Financial Statements and Additional Information

December 31, 2024

Fund Adviser:

Texas Capital Bank Wealth Management Services, Inc.,
doing business as Texas Capital Bank Private Wealth Advisors
2000 McKinney Avenue, Suite 1800

Dallas, TX 75201

Texas Capital Texas Equity Index ETF

Schedule of Investments

December 31, 2024

	Shares	Fair Value
COMMON STOCKS — 96.61%
Communications — 1.39%
AST SpaceMobile, Inc., Class A(a)	623	$13,056
AT&T, Inc.	14,262	324,745
Frontier Communications Parent, Inc.(a)	580	20,121
Match Group, Inc.(a)	577	18,852
Nexstar Media Group, Inc.	81	12,786
Thryv Holdings, Inc.(a)	892	13,201
		402,761
Consumer Discretionary — 21.43%
Academy Sports & Outdoors, Inc.	5,160	296,855
Brinker International, Inc.(a)	2,520	332,696
Builders FirstSource, Inc.(a)	175	25,013
Carriage Services, Inc.	579	23,055
Cinemark Holdings, Inc.(a)	438	13,580
Copart, Inc.(a)	1,895	108,754
D.R. Horton, Inc.	3,566	498,268
Dave & Buster’s Entertainment, Inc.(a)	7,389	215,539
Forestar Group, Inc.(a)	512	13,264
GameStop Corp., Class A(a)	31,891	999,464
Green Brick Partners, Inc.(a)	515	29,063
Group 1 Automotive, Inc.	990	417,265
LGI Homes, Inc.(a)	261	23,309
RCI Hospitality Holdings, Inc.	473	27,159
Rush Enterprises, Inc., Class A	5,313	291,099
Sally Beauty Holdings, Inc.(a)	7,732	80,799
Service Corp. International	6,564	523,504
Target Hospitality Corp.(a)	1,811	17,484
Tesla, Inc.(a)	4,323	1,745,800
Upbound Group, Inc.	441	12,843
Wingstop, Inc.	1,695	481,121
XPEL, Inc.(a)	960	38,330
YETI Holdings, Inc.(a)	329	12,652
		6,226,916
Consumer Staples — 2.35%
Darling Ingredients, Inc.(a)	358	12,068
Kimberly-Clark Corp.	516	67,617
Quanex Building Products Corp.	476	11,513
Sysco Corp.	7,508	573,705
Vital Farms, Inc.(a)	513	19,334
		684,237
Energy — 19.30%
APA Corp.	1,765	40,879
Archrock, Inc.	796	19,815
Atlas Energy Solutions, Inc.	623	13,816
Baker Hughes Co., Class A	4,784	196,277
Berry Corp.	3,395	14,059
ChampionX Corp.	439	11,949

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Equity Index ETF

Schedule of Investments (continued)

December 31, 2024

	Shares	Fair Value
COMMON STOCKS — 96.61% - continued
Energy — 19.30% - continued
Cheniere Energy, Inc.	3,431	$738,093
Chord Energy Corp.	290	33,974
Comstock Resources, Inc.	894	16,289
ConocoPhillips	5,867	582,583
Coterra Energy, Inc.	3,336	85,384
Crescent Energy Co., Class A	1,200	17,586
CVR Energy, Inc.	734	13,771
Diamondback Energy, Inc.	928	152,324
DNOW, Inc.(a)	1,490	19,375
EOG Resources, Inc.	2,720	333,743
Excelerate Energy, Inc., Class A	481	14,550
Expro Group Holdings N.V.(a)	1,385	17,329
Exxon Mobil Corp.	6,469	695,870
Halliburton Co.	3,632	98,754
Helix Energy Solutions Group, Inc.(a)	1,331	12,409
Hess Midstream, L.P., Class A	500	18,528
HF Sinclair Corp.	377	13,224
Innovex International, Inc.(a)	1,008	14,110
Kinder Morgan, Inc.	18,370	503,338
Kinetik Holdings, Inc., Class A	437	24,775
Kodiak Gas Services, Inc.	347	14,168
Landbridge Co., LLC	241	15,569
Magnolia Oil & Gas Corp., Class A	910	21,287
Matador Resources Co.	554	31,220
MRC Global, Inc.(a)	1,194	15,252
Murphy Oil Corp.	665	20,179
Newpark Resources, Inc.(a)	1,750	13,448
Noble Corp. plc	576	18,132
NOV, Inc.	948	13,848
Occidental Petroleum Corp.	3,310	163,771
Oceaneering International, Inc.(a)	554	14,471
Oil States International, Inc.(a)	2,957	15,000
Par Pacific Holdings, Inc.(a)	875	14,343
Patterson-UTI Energy, Inc.	1,866	15,453
Permian Resources Corp., Class A	2,918	42,045
Phillips 66	607	69,156
ProPetro Holding Corp.(a)	1,754	16,395
Range Resources Corp.	1,113	40,137
Sable Offshore Corp.(a)	670	15,312
Schlumberger Ltd.	6,826	261,941
Select Water Solutions, Inc., Class A	1,195	15,842
Solaris Oilfield Infrastructure, Inc., Class A	473	13,613
Sunnova Energy International, Inc.(a)	3,351	11,448
Talen Energy Corp.(a)	228	45,935
Talos Energy, Inc.(a)	1,426	13,881
Targa Resources Corp.	1,926	343,791
TETRA Technologies, Inc.(a)	4,459	15,976

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Equity Index ETF

Schedule of Investments (continued)

December 31, 2024

	Shares	Fair Value
COMMON STOCKS — 96.61% - continued
Energy — 19.30% - continued
Texas Pacific Land Corp.	423	$466,295
Thermon Group Holdings, Inc.(a)	444	12,767
Tidewater, Inc.(a)	295	16,197
VAALCO Energy, Inc.	2,926	12,798
Valero Energy Corp.	466	57,127
Viper Energy, Inc.	490	24,070
Weatherford International PLC	348	24,981
		5,608,652
Financials — 6.18%
Applied Digital Corp.(a)	1,723	13,164
Charles Schwab Corp. (The)	13,270	982,113
Comerica, Inc.	1,156	71,499
Corebridge Financial, Inc.	2,943	88,034
Cullen/Frost Bankers, Inc.	518	69,541
EZCORP, Inc., Class A(a)	1,139	13,914
First Financial Bankshares, Inc.	931	33,513
First Foundation, Inc.	2,039	12,682
FirstCash Holdings, Inc.	364	37,713
Globe Life, Inc.	708	78,956
Goosehead Insurance, Inc., Class A(a)	216	23,171
Hilltop Holdings, Inc.	450	12,868
Independent Bank Group, Inc.	326	19,761
International Bancshares Corp.	467	29,453
Mr. Cooper Group, Inc.(a)	545	52,326
P10, Inc., Class A	1,302	16,393
Prosperity Bancshares, Inc.	778	58,622
Skyward Specialty Insurance Group, Inc.(a)	320	16,155
Southside Bancshares, Inc.	388	12,312
Stellar Bancorp, Inc.	481	13,624
Stewart Information Services Corp.	249	16,762
TPG, Inc., Class A	787	49,455
Triumph Financial, Inc.(a)	201	18,250
TWFG, Inc.(a)	436	13,463
Veritex Holdings, Inc.	518	14,049
Victory Capital Holdings, Inc., Class A	417	27,256
		1,795,049
Health Care — 9.85%
Addus HomeCare Corp.(a)	1,880	235,151
agilon health, inc.(a)	31,846	60,525
AMN Healthcare Services, Inc.(a)	542	12,960
Castle Biosciences, Inc.(a)	493	13,127
Enhabit, Inc.(a)	4,887	38,189
Integer Holdings Corp.(a)	100	13,235
McKesson Corp.	1,841	1,048,310
Natera, Inc.(a)	221	34,971
Savara, Inc.(a)	4,208	12,883
Taysha Gene Therapies, Inc.(a)	5,349	9,215

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Equity Index ETF

Schedule of Investments (continued)

December 31, 2024

	Shares	Fair Value
COMMON STOCKS — 96.61% - continued
Health Care — 9.85% - continued
Tenet Healthcare Corp.(a)	9,865	$1,244,322
U.S. Physical Therapy, Inc.	1,567	138,740
		2,861,628
Industrials — 12.34%
AECOM	2,098	224,108
Alamo Group, Inc.	72	13,374
American Airlines Group, Inc.(a)	6,113	106,550
Arcosa, Inc.	236	22,797
AZZ, Inc.	165	13,503
Bristow Group, Inc.(a)	368	12,632
Cactus, Inc., Class A	227	13,257
Caterpillar, Inc.	710	257,559
CECO Environmental Corp.(a)	476	14,407
Comfort Systems USA, Inc.	445	188,337
CSW Industrials, Inc.	39	13,759
DXP Enterprises, Inc.(a)	203	16,772
Ennis, Inc.	665	14,015
Flowserve Corp.	271	15,574
Fluor Corp.(a)	2,564	126,261
Great Lakes Dredge & Dock Corp.(a)	1,359	15,309
IES Holdings, Inc.(a)	240	47,975
Insperity, Inc.	548	42,471
Intuitive Machines, Inc.(a)	1,295	23,517
Jacobs Solutions, Inc.	1,865	249,201
KBR, Inc.	2,007	116,299
Kirby Corp.(a)	534	56,497
Lennox International, Inc.	50	30,465
Orion Group Holdings, Inc.(a)	1,650	12,050
Powell Industries, Inc.	56	12,412
Primoris Services Corp.	623	47,432
Quanta Services, Inc.	1,790	564,272
Resources Connection, Inc.	1,625	13,877
Southwest Airlines Co.	5,579	187,566
Sterling Infrastructure, Inc.(a)	361	60,639
Trinity Industries, Inc.	408	14,301
Waste Management, Inc.	5,162	1,040,719
		3,587,907
Materials — 0.38%
ATI, Inc.(a)	232	12,753
Celanese Corp.	215	14,881
Commercial Metals Co.	254	12,576
Eagle Materials, Inc.	57	14,040
Huntsman Corp.	753	13,577
United States Lime & Minerals, Inc.	103	13,672
Uranium Energy Corp.(a)	2,395	15,950
Westlake Corp.	122	13,984
		111,433

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Equity Index ETF

Schedule of Investments (continued)

December 31, 2024

	Shares	Fair Value
COMMON STOCKS — 96.61% - continued
Real Estate — 12.15%
Camden Property Trust	2,120	$245,962
CBRE Group, Inc., Class A(a)	5,777	758,232
Crown Castle International Corp.	8,733	792,423
Digital Realty Trust, Inc.	6,666	1,181,279
FrontView REIT, Inc.	730	13,205
Howard Hughes Holdings, Inc.(a)	1,009	77,606
Invitation Homes, Inc.	12,309	393,299
NETSTREIT Corp.	1,646	23,295
NexPoint Residential Trust, Inc.	437	18,229
Summit Hotel Properties, Inc.	2,040	13,961
Whitestone REIT	957	13,559
		3,531,050
Technology — 9.57%
Alkami Technology, Inc.(a)	420	15,325
Applied Optoelectronics, Inc.(a)	448	16,513
BigCommerce Holdings, Inc.(a)	2,181	13,327
Bumble, Inc., Class A(a)	1,974	16,075
Cirrus Logic, Inc.(a)	131	13,006
Core Scientific, Inc.(a)	952	13,376
Crowdstrike Holdings, Inc.(a)	3,561	1,218,432
Dell Technologies, Inc., Class C	493	56,692
Diodes, Inc.(a)	229	14,090
E2open Parent Holdings, Inc., Class A(a)	4,715	12,523
Green Dot Corp., Class A(a)	1,324	14,082
Hewlett Packard Enterprise Co.	2,008	42,871
Omnicell, Inc.(a)	684	30,449
Oracle Corp.	3,453	575,408
PROS Holdings, Inc.(a)	732	16,040
Q2 Holdings, Inc.(a)	173	17,362
Sabre Corp.(a)	4,137	15,081
Silicon Laboratories, Inc.(a)	115	14,259
SolarWinds Corp.	1,012	14,410
TaskUs, Inc., Class A(a)	1,016	17,206
Texas Instruments, Inc.	1,429	267,952
Tyler Technologies, Inc.(a)	637	367,320
		2,781,799
Utilities — 1.67%
Aris Water Solution, Inc., Class A	572	13,699
Atmos Energy Corp.	689	95,957
CenterPoint Energy, Inc.	2,917	92,556
NRG Energy, Inc.	843	76,056
Vistra Corp.	1,508	207,908
		486,176
Total Common Stocks — 96.61% (Cost $23,859,981)		28,077,608

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Equity Index ETF

Schedule of Investments (continued)

December 31, 2024

	Shares	Fair Value
MONEY MARKET FUNDS — 0.20%
State Street Institutional U.S. Government Money Market Fund, Opportunity Class, 4.40%(b)	57,457	$57,457
Total Money Market Funds (Cost $57,457)		57,457

Total Investments — 96.81% (Cost $23,917,438)		28,135,065
Other Assets in Excess of Liabilities — 3.19%		927,203
NET ASSETS — 100.00%		$29,062,268

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2024.

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Oil Index ETF

Schedule of Investments

December 31, 2024

	Shares	Fair Value
COMMON STOCKS — 99.76%
Gas & Water Utilities — 4.80%
Osaka Gas Company Ltd. (Japan)	8,550	$188,007
Tokyo Gas Company Ltd. (Japan)	15,445	428,943
		616,950
Oil & Gas Producers — 90.58%
APA Corp.	27,329	631,027
Baytex Energy Corp.	118,052	304,574
BP PLC - ADR	11,531	340,856
Chesapeake Energy Corp.	2,269	225,879
Comstock Resources, Inc.	12,393	225,800
ConocoPhillips	10,548	1,046,045
Coterra Energy, Inc.	9,253	236,322
Crescent Energy Co.	35,941	525,098
Devon Energy Corp.	17,101	559,716
Diamondback Energy, Inc.	6,524	1,068,827
EOG Resources, Inc.	7,723	946,685
Exxon Mobil Corp.	9,529	1,025,034
Kinder Morgan, Inc.	12,454	341,240
Magnolia Oil & Gas Corp., Class A	8,233	192,488
Matador Resources Co.	856	48,159
Murphy Oil Corp.	6,870	207,886
Occidental Petroleum Corp.	22,010	1,087,514
Ovintiv, Inc.	14,559	589,639
Permian Resources Corp.	35,338	508,160
Repsol S.A. - ADR	7,705	93,385
Riley Exploration Permian, Inc.	3,096	98,824
Ring Energy, Inc.(a)	73,761	100,315
SM Energy Co.	14,272	553,183
Total S.A. - ADR	2,430	132,435
Vital Energy, Inc.(a)	17,908	553,715
		11,642,806
Oil, Gas & Consumable Fuels — 4.38%
Chevron Corp.	3,889	563,283

Total Common Stocks — 99.76% (Cost $13,298,597)		12,823,039

MONEY MARKET FUNDS — 0.17%
State Street Institutional U.S. Government Money Market Fund, Opportunity Class, 4.40%(b)	22,142	22,142
Total Money Market Funds (Cost $22,142)		22,142

Total Investments — 99.93% (Cost $13,320,739)		12,845,181
Other Assets in Excess of Liabilities — 0.07%		9,069
NET ASSETS — 100.00%		$12,854,250

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2024.

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Oil Index ETF

Schedule of Investments (continued)

December 31, 2024

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Small Cap Equity Index ETF

Schedule of Investments

December 31, 2024

	Shares	Fair Value
COMMON STOCKS — 94.52%
Communications — 2.10%
AST SpaceMobile, Inc.(a)	2,836	$59,839
Clear Channel Outdoor Holdings, Inc.(a)	54,461	74,611
iHeartMedia, Inc., Class A(a)	3,000	5,940
Nexstar Media Group, Inc.	447	70,613
RumbleON, Inc., Class B(a)	134	728
Thryv Holdings, Inc.(a)	5,179	76,649
		288,380
Consumer Discretionary — 15.53%
Academy Sports & Outdoors, Inc.	4,659	268,032
Brinker International, Inc.(a)	3,193	422,402
Carriage Services, Inc.	2,280	90,858
Cinemark Holdings, Inc.(a)	1,951	60,442
Dave & Buster’s Entertainment, Inc.(a)	3,274	95,568
European Wax Center, Inc.(a)	5,389	35,945
Forestar Group, Inc.(a)	669	17,340
Green Brick Partners, Inc.(a)	1,548	87,447
Group 1 Automotive, Inc.	868	365,845
Landesa Home Corp.(a)	552	4,687
LGI Homes, Inc.(a)	716	64,010
RCI Hospitality Holdings, Inc.	560	32,183
Rent-A-Center, Inc.	832	24,269
Rush Enterprises, Inc., Class A	4,367	239,268
Sally Beauty Holdings, Inc.(a)	6,980	72,941
Target Hospitality Corp.(a)	2,282	22,056
XPEL, Inc.(a)	3,785	151,173
YETI Holdings, Inc.(a)	1,924	74,093
		2,128,559
Consumer Staples — 2.95%
Darling Ingredients, Inc.(a)	3,210	108,145
Quanex Building Products Corp.	951	23,052
Vital Farms, Inc.(a)	7,235	272,687
		403,884
Energy — 20.85%
Amplify Energy Corp.(a)	1,033	6,198
Archrock, Inc.	3,139	78,130
Atlas Energy Solutions, Inc.	1,207	26,771
Berry Corp.	1,478	6,104
ChampionX Corp.	3,702	100,657
Comstock Resources, Inc.	1,633	29,753
Crescent Energy Co., Class A	3,245	47,409
CVR Energy, Inc.	1,924	36,056
DNOW, Inc.(a)	24,689	321,204
Evolution Petroleum Corp.	925	4,838
Excelerate Energy, Inc., Class A	8,557	258,849
Expro Group Holdings N.V.(a)	3,012	37,560
Granite Ridge Resources, Inc.	1,061	6,854

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Small Cap Equity Index ETF

Schedule of Investments (continued)

December 31, 2024

	Shares	Fair Value
COMMON STOCKS — 94.52% - continued
Energy — 20.85% - continued
Helix Energy Solutions Group, Inc.(a)	2,485	$23,160
Hess Midstream, L.P., Class A	1,789	66,247
HF Sinclair Corp.	2,995	104,975
Innovex International, Inc.(a)	746	10,422
Kinetik Holdings, Inc.	7,187	407,575
Kodiak Gas Services, Inc.	652	26,621
Landbridge Co., LLC	262	16,925
Magnolia Oil & Gas Corp., Class A	3,501	81,853
MRC Global, Inc.(a)	19,883	254,105
Murphy Oil Corp.	2,284	69,114
Natural Gas Services Group, Inc.(a)	266	7,129
Newpark Resources, Inc.(a)	1,825	13,998
Noble Corp. PLC	1,969	61,826
NOV, Inc.	7,870	114,902
Oceaneering International, Inc.(a)	2,247	58,602
Oil States International, Inc.(a)	1,219	6,168
Par Pacific Holdings, Inc.(a)	1,101	18,045
Patterson-UTI Energy, Inc.	6,538	54,004
PrimeEnergy Resources Corp.(a)	25	5,490
ProPetro Holding Corp.(a)	1,507	14,060
Ranger Energy Services, Inc.	3,817	59,087
Ring Energy, Inc.(a)	3,580	4,869
Sable Offshore Corp.(a)	833	19,076
Select Energy Services, Inc., Class A	1,748	23,143
Solaris Oilfield Infrastructure, Inc., Class A	656	18,880
Summit Midstream Corp.(a)	1,435	54,214
Sunnova Energy International, Inc.(a)	2,608	8,945
Talos Energy, Inc.(a)	2,078	20,177
TETRA Technologies, Inc.(a)	2,187	7,830
Thermon Group Holdings, Inc.(a)	749	21,549
Tidewater, Inc.(a)	893	48,856
VAALCO Energy, Inc.	1,813	7,923
Viper Energy, Inc.	1,926	94,509
W&T Offshore, Inc.	2,775	4,607
Weatherford International PLC	1,232	88,248
		2,857,517
Financials — 5.98%
Applied Blockchain, Inc.(a)	2,778	21,224
EZCORP, Inc., Class A(a)	858	10,485
First Financial Bankshares, Inc.	1,943	70,045
First Foundation, Inc.	1,198	7,440
FirstCash Holdings, Inc.	639	66,201
Goosehead Insurance, Inc., Class A(a)	447	47,927
Hilltop Holdings, Inc.	791	22,646
Independent Bank Group, Inc.	728	44,168
International Bancshares Corp.	1,010	63,792
Mr. Cooper Group, Inc.(a)	1,126	108,107

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Small Cap Equity Index ETF

Schedule of Investments (continued)

December 31, 2024

	Shares	Fair Value
COMMON STOCKS — 94.52% - continued
Financials — 5.98% - continued
P10, Inc.	775	$9,773
Skyward Specialty Insurance Group, Inc.(a)	659	33,306
South Plains Financial, Inc.	224	7,784
Southside Bancshares, Inc.	506	16,070
Stellar Bancorp, Inc.	808	22,907
Stewart Information Services Corp.	513	34,622
Third Coast Bancshares, Inc.(a)	185	6,281
TPG, Inc.	1,625	102,115
Triumph Bancorp, Inc.(a)	415	37,715
TWFG, Inc.(a)	244	7,515
Veritex Holdings, Inc.	922	25,041
Victory Capital Holdings, Inc., Class A	844	55,248
		820,412
Health Care — 10.60%
Addus HomeCare Corp.(a)	3,110	389,839
agilon health, inc.(a)	50,870	96,653
AMN Healthcare Services, Inc.(a)	15,617	373,559
Cassava Sciences, Inc.(a)	5,607	13,233
Castle Biosciences, Inc.(a)	616	16,416
Enhabit, Inc.(a)	7,974	62,277
Integer Holdings Corp.(a)	738	97,800
Nutex Health, Inc.(a)	480	15,211
Savara, Inc.(a)	20,604	63,254
Sonida Senior Living, Inc.(a)	2,603	60,077
Taysha Gene Therapies, Inc.(a)	20,144	34,849
U.S. Physical Therapy, Inc.	2,588	229,581
		1,452,749
Industrials — 14.07%
Alamo Group, Inc.	191	35,509
Arcosa, Inc.	903	87,356
AZZ, Inc.	664	54,395
Bristow Group, Inc.(a)	3,490	119,707
Cactus, Inc., Class A	1,497	87,365
CECO Environmental Corp.(a)	643	19,438
Civeo Corp.	2,873	65,275
Distribution Solutions Group, Inc.(a)	2,453	84,383
DXP Enterprises, Inc.(a)	3,026	250,008
Ennis, Inc.	549	11,578
Great Lakes Dredge & Dock Corp.(a)	2,349	26,520
Hyliion Holdings Corp.(a)	2,759	7,201
IES Holdings, Inc.(a)	712	143,084
Insperity, Inc.	4,964	384,760
Intuitive Machines, Inc.(a)	1,694	30,763
Orion Group Holdings, Inc.(a)	1,242	9,104
Powell Industries, Inc.	213	47,211
Primoris Services Corp.	1,910	145,924
Resources Connection, Inc.	3,410	29,087

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Small Cap Equity Index ETF

Schedule of Investments (continued)

December 31, 2024

	Shares	Fair Value
COMMON STOCKS — 94.52% - continued
Industrials — 14.07% - continued
SEACOR Marine Holdings, Inc.(a)	3,744	$24,561
Sterling Construction Co., Inc.(a)	1,072	180,578
Trinity Industries, Inc.	1,845	64,760
TSS, Inc.(a)	1,670	19,806
		1,928,373
Materials — 1.63%
Contango ORE, Inc.(a)	493	4,940
Huntsman Corp.	3,264	58,850
United States Lime & Minerals, Inc.	209	27,743
Uranium Energy Corp.(a)	7,989	53,446
Westlake Chemical Corp.	680	77,962
		222,941
Real Estate — 12.84%
FrontView REIT, Inc.	3,109	56,366
Howard Hughes Holdings, Inc.(a)	11,748	903,656
Legacy Housing Corp.(a)	266	6,565
NETSTREIT Corp.	19,141	270,845
NexPoint Residential Trust, Inc.	5,077	211,965
Summit Hotel Properties, Inc.	24,231	165,982
Whitestone REIT	10,235	145,030
		1,760,409
Technology — 7.89%
Alkami Technology, Inc.(a)	1,152	42,255
Applied Optoelectronics, Inc.(a)	961	35,423
Aviat Networks, Inc.(a)	275	4,980
BigCommerce Holdings, Inc.(a)	1,151	7,044
Bumble, Inc., Class A(a)	1,578	12,845
Cirrus Logic, Inc.(a)	1,075	107,048
Core Scientific, Inc.(a)	4,503	63,267
Digital Turbine, Inc.(a)	4,168	7,044
Diodes, Inc.(a)	1,019	62,842
E2open Parent Holdings, Inc.(a)	4,159	11,063
Green Dot Corp., Class A(a)	817	8,693
Omnicell, Inc.(a)	6,341	282,301
Open Lending Corp.(a)	1,721	10,274
PROS Holdings, Inc.(a)	695	15,262
Q2 Holdings, Inc.(a)	966	97,228
Rackspace Technology, Inc.(a)	27,412	60,581
Ribbon Communications, Inc.(a)	2,639	10,978
Sabre Corp.(a)	5,951	21,721
Silicon Laboratories, Inc.(a)	721	89,563
SolarWinds Corp.	1,070	15,248
TaskUs, Inc., Class A(a)	6,883	116,598
		1,082,258
Utilities — 0.08%
Aris Water Solution, Inc., Class A	484	11,592

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Small Cap Equity Index ETF

Schedule of Investments (continued)

December 31, 2024

Fair Value
Total Common Stocks — 94.52% (Cost $12,103,633)	$12,957,074

	Shares
MONEY MARKET FUNDS — 0.23%
State Street Institutional U.S. Government Money Market Fund, Opportunity Class, 4.40%(b)	31,427	31,427
Total Money Market Funds (Cost $31,427)		31,427

Total Investments — 94.75% (Cost $12,135,060)		12,988,501
Other Assets in Excess of Liabilities — 5.25%		719,602
NET ASSETS — 100.00%		$13,708,103

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2024.

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

Texas Capital Government Money Market ETF

Schedule of Investments

December 31, 2024

	Principal Amount	Fair Value
U.S. GOVERNMENT & AGENCIES — 3.51%
Federal Home Loan Bank Discount Notes, 4.52%, 1/14/2025	$1,000,000	$998,367
Federal Home Loan Bank Discount Notes, 4.29%, 2/21/2025	500,000	496,959
Total U.S. Government & Agencies (Cost $1,495,368)		1,495,326

U.S. TREASURY OBLIGATIONS — 90.56%
United States Treasury Bill, 0.00%, 1/2/2025	1,901,400	1,901,400
United States Treasury Bill, 3.68%, 1/9/2025	2,264,900	2,263,048
United States Treasury Bill, 3.95%, 1/16/2025	984,200	982,581
United States Treasury Bill, 4.04%, 1/28/2025	1,342,200	1,338,136
United States Treasury Bill, 4.07%, 2/4/2025	950,700	947,049
United States Treasury Bill, 4.10%, 2/6/2025	1,850,700	1,843,120
United States Treasury Bill, 4.07%, 2/11/2025	665,600	662,513
United States Treasury Bill, 4.13%, 2/13/2025	2,000,000	1,990,126
United States Treasury Bill, 4.08%, 2/20/2025	950,700	945,317
United States Treasury Bill, 4.09%, 3/4/2025	665,600	660,906
United States Treasury Bill, 4.11%, 3/6/2025	2,236,800	2,220,439
United States Treasury Bill, 4.10%, 3/20/2025	2,057,800	2,039,506
United States Treasury Bill, 4.11%, 3/25/2025	1,789,400	1,772,438
United States Treasury Bill, 4.11%, 4/1/2025	2,236,800	2,213,816
United States Treasury Bill, 4.17%, 4/3/2025	2,000,000	1,978,667
United States Treasury Bill, 4.13%, 4/15/2025	1,834,200	1,812,302
United States Treasury Bill, 4.14%, 4/22/2025	1,342,200	1,325,074
United States Treasury Bill, 4.14%, 4/29/2025	1,000,000	986,432
United States Treasury Bill, 4.10%, 6/20/2025	2,057,800	2,018,026
United States Treasury Floating Rate Note, 4.48%, 1/31/2025	392,100	392,114
United States Treasury Floating Rate Note, 4.45%, 4/30/2025	3,327,400	3,328,111
United States Treasury Floating Rate Note, 4.40%, 7/31/2025	3,089,700	3,090,569
United States Treasury Floating Rate Note, 4.45%, 10/31/2025	1,834,200	1,834,881
Total U.S. Treasury Obligations (Cost $38,535,550)		38,546,571

REPURCHASE AGREEMENTS — 9.99%
Tri-Party Repurchase Agreement with Mirae Asset Securities and Bank of New York Mellon, 4.58% dated 12/31/2024 and maturing 1/2/2025 collateralized by U.S. Treasury Securities, Agency Mortgage-Back Securities, Agency Debentures and Agency Strips with rates ranging from 2.50% to 7.50% and maturity dates ranging from 5/1/2027 to 4/1/2054 with a par value of $6,370,655 and a collateral value of $4,319,257	4,250,000	4,250,000
Total Repurchase Agreements (Cost $4,250,000)		4,250,000

Total Investments — 104.06% (Cost $44,280,918)		44,291,897
Liabilities in Excess of Other Assets — (4.06)%		(1,728,397)
NET ASSETS — 100.00%		$42,563,500

See accompanying notes which are an integral part of these financial statements.

Texas Capital Funds Trust

Statements of Assets and Liabilities

December 31, 2024

	Texas Capital Texas Equity Index ETF	Texas Capital Texas Oil Index ETF	Texas Capital Texas Small Cap Equity Index ETF	Texas Capital Government Money Market ETF
Assets
Investments in securities, at fair value (cost $23,917,438, $13,320,739, $12,135,060 and $40,030,918)	$28,135,065	$12,845,181	$12,988,501	$40,041,897
Foreign currency (cost $–, $4,894, $– and $–)	—	4,652	—	—
Repurchase Agreements (cost $–, $–, $– and $4,250,000)	—	—	—	4,250,000
Cash	—	—	—	189,965
Receivable from Custodian	916,581	—	722,987	—
Dividends and interest receivable	22,977	7,174	2,563	67,892
Tax reclaims receivable	—	1,075	—	—
Total Assets	29,074,623	12,858,082	13,714,051	44,549,754

Liabilities
Payable for investments purchased	—	—	—	1,978,673
Payable to Adviser	12,355	3,832	5,948	7,581
Total Liabilities	12,355	3,832	5,948	1,986,254
Net Assets	$29,062,268	$12,854,250	$13,708,103	$42,563,500

Net Assets consist of:
Paid-in capital	24,969,235	13,351,635	13,051,433	42,552,521
Accumulated earnings (deficit)	4,093,033	(497,385)	656,670	10,979
Net Assets	$29,062,268	$12,854,250	$13,708,103	$42,563,500
Shares outstanding (unlimited number of shares authorized, no par value)	894,000	525,001	500,001	425,000
Net asset value per share	$32.51	$24.48	$27.42	$100.15

See accompanying notes which are an integral part of these financial statements.

Texas Capital Funds Trust

Statements of Operations

For the Fiscal Period Ended December 31, 2024

	Texas Capital Texas Equity Index ETF	Texas Capital Texas Oil Index ETF	Texas Capital Texas Small Cap Equity Index ETF	Texas Capital Government Money Market ETF(a)
Investment Income
Dividend income (net of foreign taxes withheld of $–, $3,906, $– and $–)	$345,632	$377,839	$139,243	$—
Interest income	2,173	1,930	1,578	490,997
Total investment income	347,805	379,769	140,821	490,997

Expenses
Advisory fees	116,887	43,677	59,679	20,926
Total operating expenses	116,887	43,677	59,679	20,926
Net investment income	230,918	336,092	81,142	470,071

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized loss on investment securities	(115,556)	(30,069)	(210,129)	—
Net realized gain from in-kind redemptions	1,725,596	766,576	1,249,089	848
Foreign currency transactions	—	(2,128)	—	—
Change in unrealized appreciation (depreciation) on investment securities	3,189,224	(475,694)	843,662	10,979
Foreign currency translations	—	(257)	—	—
Net realized and change in unrealized gain (loss) on investment securities	4,799,264	258,428	1,882,622	11,827
Net increase in net assets resulting from operations	$5,030,182	$594,520	$1,963,764	$481,898

(a)	For the period September 24, 2024 (commencement of operations) to December 31, 2024

See accompanying notes which are an integral part of these financial statements.

Texas Capital Funds Trust

Statements of Changes in Net Assets

	Texas Capital Texas Equity Index ETF
	For the Year Ended December 31, 2024	For the Period Ended December 31, 2023(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$230,918	$85,883
Net realized loss on investment securities	(115,556)	(29,176)
Net realized gain from in-kind redemptions	1,725,596	218,651
Change in unrealized appreciation on investment securities	3,189,224	1,028,403
Net increase in net assets resulting from operations	5,030,182	1,303,761

Distributions to Shareholders from Earnings	(226,285)	(87,885)

Capital Transactions
Proceeds from shares sold	10,261,033	18,797,389
Amount paid for shares redeemed	(4,850,515)	(1,265,412)
Net increase in net assets resulting from capital transactions	5,410,518	17,531,977
Total Increase in Net Assets	10,214,415	18,747,853

Net Assets
Beginning of year/period	$18,847,853	$100,000
End of year/period	$29,062,268	$18,847,853

Share Transactions
Shares sold	340,000	764,000
Shares redeemed	(160,000)	(50,000)
Net increase in shares outstanding	180,000	714,000

(a)	For the period July 12, 2023 (commencement of operations) to December 31, 2023.

See accompanying notes which are an integral part of these financial statements.

Texas Capital Funds Trust

Statements of Changes in Net Assets (continued)

	Texas Capital Texas Oil Index ETF
	For the Year Ended December 31, 2024	For the Period Ended December 31, 2023(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$336,092	$8
Net realized loss on investment securities and foreign currency transactions	(32,197)	—
Net realized gain from in-kind redemptions	766,576	—
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translations	(475,951)	136
Net increase in net assets resulting from operations	594,520	144

Distributions to Shareholders from Earnings	(322,473)	—

Capital Transactions
Proceeds from shares sold	17,531,589	247,525
Amount paid for shares redeemed	(5,197,055)	—
Net increase in net assets resulting from capital transactions	12,334,534	247,525
Total Increase in Net Assets	12,606,581	247,669

Net Assets
Beginning of year/period	$247,669	$—
End of year/period	$12,854,250	$247,669

Share Transactions
Shares sold	720,001	10,000
Shares redeemed	(205,000)	—
Net increase in shares outstanding	515,001	10,000

(a)	For the period December 20, 2023 (commencement of operations) to December 31, 2023.

See accompanying notes which are an integral part of these financial statements.

Texas Capital Funds Trust

Statements of Changes in Net Assets (continued)

	Texas Capital Texas Small Cap Equity Index ETF
	For the Year Ended December 31, 2024	For the Period Ended December 31, 2023(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$81,142	$(48)
Net realized loss on investment securities	(210,129)	—
Net realized gain from in-kind redemptions	1,249,089	—
Change in unrealized appreciation on investment securities	843,662	9,779
Net increase in net assets resulting from operations	1,963,764	9,731

Distributions to Shareholders from Earnings	(64,400)	—

Capital Transactions
Proceeds from shares sold	16,295,711	493,025
Amount paid for shares redeemed	(4,989,728)	—
Net increase in net assets resulting from capital transactions	11,305,983	493,025
Total Increase in Net Assets	13,205,347	502,756

Net Assets
Beginning of year/period	$502,756	$—
End of year/period	$13,708,103	$502,756

Share Transactions
Shares sold	670,001	20,000
Shares redeemed	(190,000)	—
Net increase in shares outstanding	480,001	20,000

(a)	For the period December 20, 2023 (commencement of operations) to December 31, 2023.

See accompanying notes which are an integral part of these financial statements.

Texas Capital Funds Trust

Statements of Changes in Net Assets (continued)

Texas Capital Government Money Market ETF
For the Period Ended December 31, 2024(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$470,071
Net realized gain on investment securities	—
Net realized gain from in-kind redemptions	848
Change in unrealized appreciation on investment securities	10,979
Net increase in net assets resulting from operations	481,898

Distributions to Shareholders from Earnings	(471,605)

Capital Transactions
Proceeds from shares sold	47,558,423
Amount paid for shares redeemed	(5,005,216)
Net increase in net assets resulting from capital transactions	42,553,207
Total Increase in Net Assets	42,563,500

Net Assets
Beginning of period	$—
End of period	$42,563,500

Share Transactions
Shares sold	475,000
Shares redeemed	(50,000)
Net increase in shares outstanding	425,000

(a)	For the period September 24, 2024 (commencement of operations) to December 31, 2024.

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Equity Index ETF

Financial Highlights

(For a share outstanding during each period)

	For the Year Ended December 31, 2024	For the Period Ended December 31, 2023(a)
Selected Per Share Data:
Net asset value, beginning of year/period	$26.40	$25.00

Investment operations:
Net investment income	0.28	0.14
Net realized and unrealized gain on investments	6.11	1.40
Total from investment operations	6.39	1.54

Less distributions to shareholders from:
Net investment income	(0.28)	(0.14)
Total distributions	(0.28)	(0.14)

Net asset value, end of year/period	$32.51	$26.40
Market price, end of year/period	$32.50	$26.39

Total Return(b)	24.30%	6.18	%(c)

Ratios and Supplemental Data:
Net assets, end of year/period (000 omitted)	$29,062	$18,848
Ratio of expenses to average net assets	0.49%	0.49	%(d)
Ratio of net investment income to average net assets	0.97%	1.24	%(d)
Portfolio turnover rate(e)	3%	3	%(c)

(a)	For the period July 12, 2023 (commencement of operations) to December 31, 2023.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Oil Index ETF

Financial Highlights

(For a share outstanding during each period)

	For the Year Ended December 31, 2024	For the Period Ended December 31, 2023(a)
Selected Per Share Data:
Net asset value, beginning of year/period	$24.77	$24.75

Investment operations:
Net investment income	0.67	—	(b)
Net realized and unrealized gain (loss) on investments	(0.32)	0.02
Total from investment operations	0.35	0.02

Less distributions to shareholders from:
Net investment income	(0.64)	—
Total distributions	(0.64)	—

Net asset value, end of year/period	$24.48	$24.77
Market price, end of year/period	$24.52	$24.92

Total Return(c)	1.36%	0.08	%(d)

Ratios and Supplemental Data:
Net assets, end of year/period (000 omitted)	$12,854	$248
Ratio of expenses to average net assets	0.35%	0.35	%(e)
Ratio of net investment income to average net assets	2.69%	0.11	%(e)
Portfolio turnover rate(f)	13%	—	%(d)

(a)	For the period December 20, 2023 (commencement of operations) to December 31, 2023.
(b)	Rounds to less than $0.005.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Small Cap Equity Index ETF

Financial Highlights

(For a share outstanding during each period)

	For the Year Ended December 31, 2024	For the Period Ended December 31, 2023(a)
Selected Per Share Data:
Net asset value, beginning of year/period	$25.14	$24.65

Investment operations:
Net investment income	0.16	—	(b)
Net realized and unrealized gain on investments	2.25	0.49
Total from investment operations	2.41	0.49

Less distributions to shareholders from:
Net investment income	(0.13)	—
Total distributions	(0.13)	—

Net asset value, end of year/period	$27.42	$25.14
Market price, end of year/period	$27.44	$25.16

Total Return(c)	9.58%	1.99	%(d)

Ratios and Supplemental Data:
Net assets, end of year/period (000 omitted)	$13,708	$503
Ratio of expenses to average net assets	0.49%	0.49	%(e)
Ratio of net investment income (loss) to average net assets	0.66%	(0.32	)%(e)
Portfolio turnover rate(f)	13%	—	%(d)

(a)	For the period December 20, 2023 (commencement of operations) to December 31, 2023.
(b)	Rounds to less than $0.005.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

Texas Capital Government Money Market ETF

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended December 31, 2024(a)
Selected Per Share Data:
Net asset value, beginning of period	$100.00

Investment operations:
Net investment income	1.07
Net realized and unrealized gain on investments	0.15
Total from investment operations	1.22

Less distributions to shareholders from:
Net investment income	(1.07)
Total distributions	(1.07)

Net asset value, end of period	$100.15
Market price, end of period	$100.16

Total Return(b)	1.23	%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$42,564
Ratio of expenses to average net assets	0.20	%(d)
Ratio of net investment income to average net assets	4.49	%(d)

(a)	For the period September 24, 2024 (commencement of operations) to December 31, 2024.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Texas Capital Funds Trust

Notes to the Financial Statements

December 31, 2024

NOTE 1. ORGANIZATION

Texas Capital Texas Equity Index ETF, Texas Capital Texas Oil Index ETF, Texas Capital Texas Small Cap Equity Index ETF and Texas Capital Government Money Market ETF (each a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified series of Texas Capital Funds Trust (the “Trust”), except for the Texas Capital Texas Oil Index ETF, which is non-diversified. The Texas Capital Texas Equity Index ETF commenced operations on July 12, 2023. The Texas Capital Texas Oil Index ETF and the Texas Capital Texas Small Cap Equity Index ETF commenced operations on December 20, 2023. The Texas Capital Government Money Market ETF commenced operations on September 24, 2024. The Trust is an open-end investment management company established under the laws of Delaware by an Agreement and Declaration of Trust dated March 21, 2023, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Funds’ investment adviser is Texas Capital Bank Wealth Management Services, Inc., doing business as Texas Capital Bank Private Wealth Advisors (the “Adviser”). The investment objective of the Texas Capital Texas Equity Index ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Texas Capital Texas Equity Index. The investment objective of the Texas Capital Texas Oil Index ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Alerian Texas Weighted Oil and Gas Index. The investment objective of the Texas Capital Texas Small Cap Equity Index ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Texas Capital Texas Small Cap Equity Index. The investment objective of the Texas Capital Government Money Market ETF is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Principal Executive Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in

Texas Capital Funds Trust

Notes to the Financial Statements (continued)

December 31, 2024

net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Repurchase Agreements – The Texas Capital Government Money Market ETF may enter into repurchase agreements. Repurchase agreements are transactions in which the Texas Capital Government Money Market ETF purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to any coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. The Texas Capital Government Money Market ETF maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations. The Texas Capital Government Money Market ETF may utilize a put feature to limit the maturity of repurchase agreements it enters into in accordance with Rule 2a-7 under the 1940 Act.

As of December 31, 2024, the Texas Capital Government Money Market ETF had undivided interest in joint repurchase agreements with the following counterparty for the time period and rate indicated. Amounts shown in the table below represent principal amount, cost and value for the repurchase agreement.

Tri-Party Repurchase Agreement with Mirae Asset Securities and Bank of New York Mellon, 4.58%, dated 12/31/2024, due 1/2/2025
$4,250,000

Texas Capital Funds Trust

Notes to the Financial Statements (continued)

December 31, 2024

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the fiscal period ended December 31, 2024, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the fiscal period ended December 31, 2024, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds’ federal tax returns for the current fiscal year remain subject to examination by the Internal Revenue Service.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Texas Capital Texas Equity Index ETF and the Texas Capital Texas Small Cap Equity Index ETF each typically distribute net investment income and any realized net capital gains annually. The Texas Capital Texas Oil Index ETF typically distributes net investment income quarterly and any realized net capital gains annually. The Texas Capital Government Money Market ETF typically distributes net investment

Texas Capital Funds Trust

Notes to the Financial Statements (continued)

December 31, 2024

income monthly and any realized net gains annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values (“NAV”) per share of the Funds.

For the fiscal period/year ended of December 31, 2024, the Funds made the following reclassifications to increase (decrease) the components of net assets:

	Paid-In Capital	Accumulated Earnings (Deficit)
Texas Capital Texas Equity Index ETF	$1,717,362	$(1,717,362)
Texas Capital Texas Oil Index ETF	769,576	(769,576)
Texas Capital Texas Small Cap Equity Index ETF	1,252,473	(1,252,473)
Texas Capital Government Money Market ETF	(686)	686

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Texas Capital Funds Trust

Notes to the Financial Statements (continued)

December 31, 2024

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Funds rely on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds (“ETFs”), exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Although the Texas Capital Government Money Market ETF will seek to qualify as a “government money market fund”, it will not seek to maintain a stable NAV per share using the amortized cost method of valuation. Instead, the Texas Capital Government Money Market ETF will calculate its NAV per share based on the market value of its investments. In addition, unlike a traditional money market fund, the Fund operates as an ETF. As an ETF, the Texas Capital Government Money Market ETF’s shares will be traded on the NYSE and will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, shares on the NYSE. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities.

Texas Capital Funds Trust

Notes to the Financial Statements (continued)

December 31, 2024

In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available or are deemed not to reflect market value. In the event that market quotes are not readily available or are deemed not to reflect market value, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2024:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Texas Capital Texas Equity Index ETF
Common Stocks(a)	$28,077,608	$—	$—	$28,077,608
Money Market Funds	57,457	—	—	57,457
Total	$28,135,065	$—	$—	$28,135,065

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Texas Capital Texas Oil Index ETF
Common Stocks(a)	$12,823,039	$—	$—	$12,823,039
Money Market Funds	22,142	—	—	22,142
Total	$12,845,181	$—	$—	$12,845,181

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Texas Capital Texas Small Cap Equity Index ETF
Common Stocks(a)	$12,957,074	$—	$—	$12,957,074
Money Market Funds	31,427	—	—	31,427
Total	$12,988,501	$—	$—	$12,988,501

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Texas Capital Government Money Market ETF
U.S. Government & Agencies	$—	$1,495,326	$—	$1,495,326
Repurchase Agreements	—	4,250,000	—	4,250,000
U.S. Treasury Obligations	—	38,546,571	—	38,546,571
Total	$—	$44,291,897	$—	$44,291,897

(a)	Refer to Schedule of Investments for sector classifications.

Texas Capital Funds Trust

Notes to the Financial Statements (continued)

December 31, 2024

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the Advisory Agreement with the Trust with respect to each Fund (the “Agreement”), manages the Funds’ investments. As compensation for its management services, each Fund pays the Adviser a unitary management fee based on each Fund’s average daily net assets as follows:

	Texas Capital Texas Equity Index ETF	Texas Capital Texas Oil Index ETF	Texas Capital Texas Small Cap Equity Index ETF	Texas Capital Government Money Market ETF
Advisory fees rate	0.49%	0.35%	0.49%	0.20%
Advisory fees earned	$116,887	$43,677	$59,679	$20,926
Payable to Adviser	$12,355	$3,832	$5,948	$7,581

Under the Agreement, the Adviser has agreed to pay all expenses of the Funds, except for the fee payment under the Agreement, payments under the Funds’ 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokers’ commissions and any other transaction-related expenses and fees arising out of transactions effected on behalf of each Fund, costs of holding shareholder meetings and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

State Street Bank and Trust Company (“State Street”) serves as Funds’ custodian and transfer agent. The Adviser pays State Street fees in accordance with the agreements for such services.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Funds. The Adviser pays Ultimus fees in accordance with the Master Services Agreement for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Adviser, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Northern Lights Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Texas Capital Funds Trust

Notes to the Financial Statements (continued)

December 31, 2024

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Funds for serving in such capacities.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the fiscal period/year ended December 31, 2024, purchases and sales of investment securities, other than in-kind transactions and short-term investments, were as follows:

	Purchases	Sales
Texas Capital Texas Equity Index ETF	$2,490,813	$731,695
Texas Capital Texas Oil Index ETF	2,752,309	1,586,544
Texas Capital Texas Small Cap Equity Index ETF	3,021,895	1,538,399
Texas Capital Government Money Market ETF	—	—

For the fiscal year ended December 31, 2024, purchases and sales for in-kind transactions were as follows:

	Purchases	Sales
Texas Capital Texas Equity Index ETF	$8,479,868	$4,824,463
Texas Capital Texas Oil Index ETF	16,337,884	5,184,211
Texas Capital Texas Small Cap Equity Index ETF	14,742,930	4,920,815
Texas Capital Government Money Market ETF	—	—

For the fiscal year ended December 31, 2024, the Texas Capital Texas Equity Index ETF, Texas Capital Texas Oil Index ETF, Texas Capital Texas Small Cap Equity Index ETF and Texas Capital Government Money Market ETF had in-kind net realized gains of $1,725,596, $766,576, $1,249,089 and $848, respectively.

There were no purchases or sales of long-term U.S. government obligations during the fiscal year ended December 31, 2024.

Transaction Fees – Shares are not individually redeemable and may be redeemed by each Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Texas Capital Texas Equity Index ETF and Texas Capital Texas Small Cap Equity Index ETF only in Creation Unit size aggregations of 10,000 shares. Shares are created and redeemed by the Texas Capital Texas Oil Index ETF only in Creation Unit size aggregations of 5,000 shares. Shares are created and redeemed by the Texas Capital Government Money Market ETF only in Creation Unit size aggregations of 25,000 shares. Only certain financial institutions (each an “Authorized Participant”) or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such

Texas Capital Funds Trust

Notes to the Financial Statements (continued)

December 31, 2024

transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Standard Transaction Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and that ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Standard Transaction Fee, the “Transaction Fees”). For the fiscal year ended December 31, 2024, the Funds did not have any Standard Transaction Fees or Variable Charges.

The Transaction Fees for the Funds are listed in the table below:

	In-kind Transaction Fee	Cash Transaction Fee	Variable Charge
Texas Capital Texas Equity Index ETF	$250	$100	2.00	%*
Texas Capital Texas Oil Index ETF	$150	$100	2.00	%*
Texas Capital Texas Small Cap Equity Index ETF	$250	$100	2.00	%*
Texas Capital Government Money Market ETF	$100	$100	2.00	%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

NOTE 6. FEDERAL TAX INFORMATION

At December 31, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

	Texas Capital Texas Equity Texas Index ETF	Texas Capital Texas Oil Index ETF	Texas Capital Texas Small Cap Equity Index ETF	Texas Capital Government Money Market ETF
Gross unrealized appreciation	$5,346,434	$585,270	$2,280,144	$11,117
Gross unrealized depreciation	(1,110,592)	(1,052,060)	(1,412,628)	(138)
Net unrealized appreciation (depreciation) on investments	$4,235,842	$(466,790)	$867,516	$10,979
Tax cost of investments	$23,899,223	$13,311,971	$12,120,985	$44,280,918

Texas Capital Funds Trust

Notes to the Financial Statements (continued)

December 31, 2024

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, differences related to passive foreign investment companies and the return of capital adjustments from underlying investments.

The tax character of distributions paid for the fiscal years/period ended December 31, 2024 and December 31, 2023 were as follows:

	Texas Capital Texas Equity		Texas Capital Texas Oil
	Index ETF		Index ETF
	2024	2023	2024	2023
Distributions paid from:
Ordinary income(a)	$226,285	$87,885	$322,473	$—
Total distributions paid	$226,285	$87,885	$322,473	$—

	Texas Capital Texas Small Cap Equity Index ETF		Texas Capital Government Money Market ETF
	2024	2023	2024
Distributions paid from:
Ordinary income(a)	$64,400	$—	$471,605
Total distributions paid	$64,400	$—	$471,605

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At December 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Texas Capital Texas Equity Index ETF	Texas Capital Texas Oil Index ETF	Texas Capital Texas Small Cap Equity Index ETF	Texas Capital Government Money Market ETF
Accumulated capital and other losses	(142,809)	(30,339)	(210,846)	—
Unrealized appreciation (depreciation) on investments	4,235,842	(467,047)	867,516	10,979
Total accumulated earnings (deficit)	$4,093,033	$(497,386)	$656,670	$10,979

As of December 31, 2024, the Texas Capital Texas Equity Index ETF, Texas Capital Texas Oil Index ETF, and the Texas Capital Texas Small Cap Equity Index ETF had short-term and long-term capital loss carryforwards available to offset future gains and not subject to expiration in the amount of $140,095, $2,714, $30,070, $0, $210,846 and $0, respectively.

Certain capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the Fund’s following taxable year. For the tax period

Texas Capital Funds Trust

Notes to the Financial Statements (continued)

December 31, 2024

ended December 31, 2024, the Texas Capital Texas Oil Index ETF deferred post-October capital losses in the amount of qualified late year ordinary losses in the amount of $269.

NOTE 7. PRINCIPAL RISKS

Texas Capital Texas Equity Index ETF, Texas Capital Texas Oil Index ETF and Texas Capital Texas Small Cap Equity Index ETF

Sector Risk: If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of a Fund than would be the case if a Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in a Fund and increase the volatility of a Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of December 31, 2024 the Texas Capital Texas Oil Index ETF had 94.95% and of the value of its net assets invested in stocks within the Energy sector.

Texas Risk: Texas’ economy relies to a significant extent on certain key industries, such as the oil and gas industry (including drilling, production and refining), chemicals production, technology and telecommunications equipment manufacturing and international trade. Each of these industries has from time to time suffered from economic downturns, and adverse conditions in one or more of these industries could impair the ability of issuers of Texas municipal securities to pay principal or interest on their obligations.

Investment and Market Risk: As with all investments, an investment in the Funds is subject to investment risk. Investors in the Funds could lose money, including the possible loss of the entire principal amount of an investment, over short or prolonged periods of time. Markets can decline in value sharply and unpredictably. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market.

Index Tracking Risk: There is no guarantee that the Funds will achieve a high degree of correlation to their respective index and therefore achieve their investment objective. The Funds may have difficulty achieving their investment objective due to fees, expenses (including rebalancing expenses), and other transaction costs related to the normal operation of the Funds. These costs that may be incurred by the Funds are not incurred by the Index, which may make it more difficult for the Funds to track the index.

Passive Investment Risk: The Funds are not actively managed, and the Adviser will not sell a security due to current or projected under performance of a security, industry, or sector,

Texas Capital Funds Trust

Notes to the Financial Statements (continued)

December 31, 2024

unless that security is removed from the index by the index provider, who is unaffiliated with the Adviser. The Funds invest in securities included in the index regardless of the Adviser’s independent analysis of the investment decision.

Texas Capital Government Money Market ETF

U.S. Government Securities Risk: There are different types of U.S. government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are therefore riskier than those that are.

Repurchase Agreements Risk: Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations.

The Funds’ prospectuses contain more information regarding these risks and other risks related to the Funds as well as other information about the Funds and should be read carefully before investing.

NOTE 8. INDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure other than the following.

Subsequent to December 31st, the Texas Capital Texas Equity Index ETF and Texas Capital Texas Small Cap Equity Index ETF received shares of securities impacted by an in-kind redemption processing error. The receivable for this error was included on the Statement of Assets and Liabilities as a Receivable from Custodian. The Funds received all impacted

Texas Capital Funds Trust

Notes to the Financial Statements (continued)

December 31, 2024

shares and was made whole by the custodian as a result of this error on January 10, 2025.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Texas Capital Texas Equity Index ETF, Texas Capital Texas Small Cap Equity Index ETF, Texas Capital Texas Oil Index ETF, and Texas Capital Government Money Market ETF and the Board of Trustees of Texas Capital Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Texas Capital Texas Equity Index ETF, Texas Capital Texas Small Cap Equity Index ETF, Texas Capital Texas Oil Index ETF, and Texas Capital Government Money Market ETF (four of the funds constituting Texas Capital Funds Trust (the “Trust”)), including the schedules of investments, as of December 31, 2024, and the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (four of the funds constituting Texas Capital Funds Trust) at December 31, 2024, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the Texas Capital Funds Trust	Statements of operations	Statements of changes in net assets	Financial highlights
Texas Capital Texas Equity Index ETF	For the year ended December 31, 2024	For the year ended December 31, 2024, and the period from January 12, 2023 (commencement of operations) through December 31, 2023
Texas Capital Texas Small Cap Equity Index ETF	For the year ended December 31, 2024	For the year ended December 31, 2024, and the period from December 20, 2023 (commencement of operations) through December 31, 2023
Texas Capital Texas Oil Index ETF	For the year ended December 31, 2024	For the year ended December 31, 2024, and the period from December 20, 2023 (commencement of operations) through December 31, 2023
Texas Capital Government Money Market ETF	For the period from September 24, 2024 (commencement of operations) through December 31, 2024.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

Report of Independent Registered Public Accounting Firm (continued)

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of Texas Capital Funds Trust since 2023.

Dallas, Texas

February 28, 2025

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Texas Capital Government Money Market ETF

The Board of Trustees (the “Board”), including those Trustees who were determined to not be “interested persons” of Texas Capital Funds Trust (the “Trust”) (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), voting separately, has reviewed and approved the advisory agreement (the “Advisory Agreement”) between the Trust and Texas Capital Bank Wealth Management Services, Inc., doing business as Texas Capital Bank Private Wealth Advisors (the “Adviser”), on behalf of the Texas Capital Government Money Market ETF (the “Fund”), for an initial two-year term. The Board unanimously approved the Advisory Agreement at a meeting held on May 23, 2024, at which all of the Trustees were present.

In deciding whether to approve the Advisory Agreement, the Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided in the Board materials and at the Board meetings held on May 17, 2024 and May 23, 2024 (collectively, the “Meetings”) and were not the result of any one factor. Moreover, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee may have afforded different weight to the various factors and information in reaching his or her conclusions with respect to the Advisory Agreement. In considering the approval of the Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including, but not limited to, the factors enumerated below.

Nature, Extent, and Quality of Services. The Trustees reviewed materials provided by the Adviser regarding the nature, extent and quality of the services proposed to be provided to the Fund by the Adviser, including an overview of the Adviser and the personnel that would perform services for the Fund. The Trustees considered the qualifications, background and responsibilities of the members of the Adviser’s portfolio management team who would oversee the day-to-day investment management and operations of the Fund, taking into account information provided by the Adviser regarding the experience of the Fund’s portfolio management team trading money market instruments and repurchase agreements. The Trustees also considered the Adviser’s support resources available for investment research, compliance and operations.

Additional Information (Unaudited) (continued)

The Trustees considered that, while the Adviser had only recently begun serving as an investment adviser to U.S. registered investment companies, the Adviser is staffed by experienced personnel who have extensive portfolio management experience. The Trustees also considered the Fund’s primary investment objective and concluded that the operation of the mandate appears to be within the capabilities of the investment personnel employed by the Adviser.

The Trustees discussed the capitalization of the Adviser and the Adviser’s representation that it and/or its affiliates have sufficient resources to financially support the Fund and execute on the business plan related to the Fund. The Trustees evaluated information about the nature and extent of responsibilities retained and risks assumed by the Adviser in connection with its services to the Fund, including the Adviser’s assumption of business, entrepreneurial, overall managerial and other risks by sponsoring and advising the Fund. Based on these considerations, the Trustees concluded, within the context of its full deliberations, that the nature, overall quality and extent of the services proposed to be provided by the Adviser to the Fund are expected to be satisfactory and adequate.

Performance. The Trustees considered that the Fund is newly formed and as such did not have a record of prior performance to submit at the Meetings. The Trustees also noted that although the Trustees previously approved an advisory agreement for Texas Capital Government Money Market Fund, that fund had not yet launched and as such the Adviser did not currently advise any other U.S. registered investment companies with similar investment strategies to those of the Fund. Consequently, there was no performance data available for the Fund or investment vehicles comparable to the Fund managed by the Adviser using similar investment strategies. However, based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust, as well as on the Fund’s investment strategies and the Adviser’s written and oral presentation, the Trustees concluded, within the context of its full deliberations, that it was satisfied that the Adviser has the capability of providing satisfactory investment performance for the Fund.

Fees and Expenses. As to the costs of the services to be provided by the Adviser, the Trustees considered the proposed management fee with respect to the Fund. The Trustees considered that the Adviser was proposing a unitary management fee structure pursuant to which the Fund pays a single management fee to the Adviser and the Adviser then pays all of the Fund’s ordinary operating expenses. The Trustees noted that the Adviser provided industry data with respect to the fees of a peer group comprised of other money market funds and short duration exchange-traded funds (the “Peer Group”) as compared to the proposed unitary fee rate for the Fund. The Trustees noted that the proposed unitary fee rate for the Fund would rank in the first quintile of fees relative to the Peer Group. The Trustees noted the Adviser’s discussion regarding the management fee rate and expense cap of the Texas Capital Government Money Market Fund and considered the Adviser’s views as to why the Adviser believes the fees and expenses for the Fund and the Texas Capital Government Money Market Fund are each fair and reasonable in light of the nature and quality of the services and expenses to be involved in operating each fund. Based on these considerations and other factors, the Trustees concluded, within the context of their full deliberations, that the proposed management fee rate appeared reasonable in light of the nature, extent and quality of the services proposed to be provided under the proposed Advisory Agreement.

Profitability. The Trustees considered that the Fund is not yet operational, and no record of Adviser profitability with respect to the Fund exists. The Trustees also took into account that the Adviser did not expect to be profitable with respect to the Fund until it reached a certain asset level. The

Additional Information (Unaudited) (continued)

Trustees did not make any conclusions regarding the Adviser’s profitability but will do so during future considerations of the Advisory Agreement.

Economies of Scale. The Trustees considered whether the Adviser would realize economies of scale with respect to its management of the Fund, recognizing that economies of scale are difficult to identify and quantify. The Trustees noted the Adviser’s view that, in general, the proposed management fee for the Fund was set at a level that the Adviser currently believes adequately reflects the potential for future economies of scale. The Trustees noted that economies of scale were not a relevant consideration at this time and they would revisit whether economies of scale exist in the future once the Fund has achieved sufficient scale.

Fall-out Benefits. The Trustees discussed direct or indirect “fall-out benefits,” noting that the Adviser and its affiliates may realize certain benefits from their relationships with the Fund, including: (a) trading efficiencies resulting from aggregation of orders of the Fund with those for other funds or accounts managed by the Adviser; (b) the Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (c) the Adviser’s ability to cross-market other products and services to Fund shareholders; (d) the Adviser’s ability to negotiate better pricing with the custodian on behalf of its other clients as a result of the relationship with the Fund; (e) the Adviser’s ability to offer an affiliated money market fund to its clients and clients of Texas Capital Bank and/or (f) the possibility that the working relationship between the Adviser and the Fund’s third-party service providers may cause those service providers to be more likely to do business with other areas of the Adviser and its affiliates.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, with the Independent Trustees having met in an executive session and having been advised by independent legal counsel throughout the process, determined that approval of the Advisory Agreement for an initial two-year term is in the best interests of the Fund and its future shareholders. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Proxy Voting

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30 are available (1) without charge upon request by calling the Funds at (844) 822-3837 and (2) in Fund documents filed with the Securities and Exchange Commission (the “SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES J. Kyle Bass Avery Johnson Eduardo Margain Daniel S. Hoverman Jocelyn E. Kukulka	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst and Young LLP 2323 Victory Avenue Suite 2000 Dallas, TX 75219

OFFICERS Edward Rosenberg Joel Colpitts Neil Rajan Kevin Patton	LEGAL COUNSEL Dechert, LLP 1095 Avenue of the Americas New York, NY 10036

INVESTMENT ADVISER Texas Capital Bank Private Wealth Advisors. 2000 McKinney Ave, Unit 1800 Dallas, TX 75201	CUSTODIAN AND TRANSFER AGENT State Street Bank and Trust Company 1 Congress Street Boston, MA 02114

DISTRIBUTOR Northern Lights Distributors, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022	ADMINISTRATOR AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received a Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC

Texas Capital Government Money Market Fund (TXGXX)

NYSE

Annual Financial Statements and Additional Information

December 31, 2024

Fund Adviser:

Texas Capital Bank Wealth Management Services, Inc.,
doing business as Texas Capital Bank Private Wealth Advisors
2000 McKinney Avenue, Suite 1800
Dallas, TX 75201

Texas Capital Government Money Market Fund

Schedule of Investments

December 31, 2024

	Principal
	Amount	Fair Value
U.S. GOVERNMENT & AGENCIES — 8.83%
Federal Home Loan Bank Discount Notes, 4.41%, 1/21/2025	$500,000	$498,747
Federal Home Loan Bank Discount Notes, 4.26%, 3/21/2025	500,000	495,304
Total U.S. Government & Agencies (Cost $994,051)		994,051

U.S. TREASURY OBLIGATIONS — 61.96%
United States Treasury Bill, 3.41%, 1/7/2025	250,000	249,813
United States Treasury Bill, 3.86%, 1/14/2025	500,000	499,191
United States Treasury Bill, 4.06%, 2/4/2025	550,000	547,706
United States Treasury Bill, 4.13%, 2/13/2025	400,000	397,899
United States Treasury Bill, 4.12%, 2/25/2025	500,000	496,772
United States Treasury Bill, 4.10%, 3/18/2025	500,000	495,369
United States Treasury Bill, 4.12%, 3/20/2025	500,000	495,428
United States Treasury Bill, 4.11%, 4/1/2025	400,000	395,725
United States Treasury Bill, 4.13%, 4/8/2025	500,000	494,231
United States Treasury Bill, 4.14%, 4/22/2025	350,000	345,440
United States Treasury Bill, 4.14%, 4/29/2025	500,000	493,124
United States Treasury Bill, 4.09%, 6/20/2025	750,000	735,300
United States Treasury Floating Rate Note, 4.48%, 1/31/2025	500,000	500,001
United States Treasury Floating Rate Note, 4.45%, 4/30/2025	500,000	499,967
United States Treasury Floating Rate Note, 4.45%, 10/31/2025	325,000	325,105
Total U.S. Treasury Obligations (Cost $6,971,071)		6,971,071

REPURCHASE AGREEMENTS — 27.55%
Tri-Party Repurchase Agreement with Mirae Asset Securities and Bank of New York Mellon, 4.58%, dated 12/31/2024 and maturing 1/2/2025 collateralized by U.S. Treasury Securities, Agency Mortgage-Back Securities, and Agency Debentures and Agency Strips with rates ranging from 0.00% to 7.50% and maturity dates ranging from 4/21/2025 to 12/1/2054 with a par value of $9,831,675 and a collateral value of $3,140,863	3,100,000	3,100,000
Total Repurchase Agreements (Cost $3,100,000)		3,100,000

	Shares
MONEY MARKET FUNDS — 1.76%
State Street Institutional U.S. Government Money Market Fund, Opportunity Class, 4.40%(a)	197,973	197,973
Total Money Market Funds (Cost $197,973)		197,973

Total Investments — 100.10% (Cost $11,263,095)		11,263,095
Liabilities in Excess of Other Assets — (0.10)%		(11,540)
NET ASSETS — 100.00%		$11,251,555

(a)	Rate disclosed is the seven day effective yield as of December 31, 2024.

See accompanying notes which are an integral part of these financial statements.

1

Texas Capital Government Money Market Fund

Statements of Assets and Liabilities

December 31, 2024

Assets
Investments in securities, at fair value (cost $8,163,095)	$8,163,095
Repurchase Agreements (cost $3,100,000)	3,100,000
Cash	386
Receivable for fund shares sold and reinvested	42,690
Dividends and interest receivable	11,701
Receivable from Adviser	27,570
Prepaid expenses	8,764
Total Assets	11,354,206

Liabilities
Distributions payable	41,685
Audit fees payable	24,500
Legal fees payable	18,750
Payable to administrator	1,062
Payable to trustees	3,750
Other accrued expenses	12,904
Total Liabilities	102,651
Net Assets	$11,251,555

Net Assets consist of:
Paid-in capital	11,251,555
Accumulated earnings	—
Net Assets	$11,251,555
Shares outstanding (unlimited number of shares authorized, no par value)	11,251,555
Net asset value per share	$1.00

See accompanying notes which are an integral part of these financial statements.

2

Texas Capital Government Money Market Fund

Statements of Operations

For the period ended December 31, 2024 (a)

Investment Income
Interest income	$238,356
Total investment income	238,356

Expenses
Transfer agent fees and expenses	38,244
Administration	30,688
Audit and tax	24,500
Legal	18,750
Advisory fees	9,497
Report printing	9,245
Custodian	5,600
Chief Compliance Officer	4,466
Trustee	3,750
Pricing	1,612
Miscellaneous	11,488
Total expenses	157,840
Fees waived by Adviser	(145,970)
Net operating expenses	11,870
Net investment income	226,486

Net increase in net assets resulting from operations	$226,486

(a)	For the period July 17, 2024 (commencement of operations) to December 31, 2024.

See accompanying notes which are an integral part of these financial statements.

3

Texas Capital Government Money Market Fund

Statement of Changes in Net Assets

For the Period Ended December 31, 2024(a)
Increase (Decrease) in Net Assets due to: Operations
Net investment income	$226,486
Net increase in net assets resulting from operations	226,486

Distributions to Shareholders from Earnings	(226,486)

Capital Transactions
Proceeds from shares sold	11,267,060
Reinvestment of distributions	226,490
Amount paid for shares redeemed	(241,995)
Net increase in net assets resulting from capital transactions	11,251,555
Total Increase in Net Assets	11,251,555

Net Assets
Beginning of period	$—
End of period	$11,251,555

Share Transactions
Shares sold	11,267,060
Shares issued in reinvestment of distributions	226,490
Shares redeemed	(241,995)
Net increase in shares outstanding	11,251,555

(a)	For the period July 17, 2024 (commencement of operations) to December 31, 2024.

See accompanying notes which are an integral part of these financial statements.

4

Texas Capital Government Money Market Fund

Financial Highlights

(For a share outstanding during the period)

	For the Period Ended December 31, 2024(a)
Selected Per Share Data:
Net asset value, beginning of period	$1.00

Investment operations:
Net investment income	0.22
Total from investment operations	0.22

Less distributions to shareholders from:
Net investment income	(0.22)
Total distributions	(0.22)

Net asset value, end of period	$1.00

Total Return(b)	2.20	%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$11,252
Ratio of net expenses to average net assets after waiver	0.25	%(d)
Ratio of expenses to average net assets before waiver and reimbursement	3.32	%(d)
Ratio of net investment income to average net assets	4.77	%(d)

(a)	For the period July 17, 2024 (commencement of operations) to December 31, 2024.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

5

Texas Capital Government Money Market Fund

Notes to the Financial Statements

December 31, 2024

NOTE 1. ORGANIZATION

Texas Capital Government Money Market Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified series of Texas Capital Funds Trust (the “Trust”). The Fund commenced operations on July 17, 2024. The Trust is an open-end investment management company established under the laws of Delaware by an Agreement and Declaration of Trust dated March 21, 2023, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund’s investment adviser is Texas Capital Bank Wealth Management Services, Inc., doing business as Texas Capital Bank Private Wealth Advisors (the “Adviser”). The investment objective of the Fund is to seek to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

The Fund have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Principal Executive Officer of the Fund. The Fund operates as a single operating segment. The Funds’ income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Repurchase Agreements – The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the

6

Texas Capital Government Money Market Fund

Notes to the Financial Statements (continued)

December 31, 2024

counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to any coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations. The Fund may utilize a put feature to limit the maturity of repurchase agreements it enters into in accordance with Rule 2a-7 under the 1940 Act.

As of December 31, 2024, the Fund had undivided interest in joint repurchase agreements with the following counterparty for the time period and rate indicated. Amounts shown in the table below represent principal amount, cost and value for the repurchase agreement.

Tri-Party Repurchase Agreement with Mirae Asset Securities and Bank of New York Mellon, 4.58%, dated 12/31/2024, due 1/2/2025
$3,100,000

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the fiscal period ended December 31, 2024, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Fund did not incur any interest or

7

Texas Capital Government Money Market Fund

Notes to the Financial Statements (continued)

December 31, 2024

penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the interim tax period since inception, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund declares dividends daily and pays them monthly. The Fund may distribute all or a portion of its capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. The Fund will also distribute all or a portion of its capital gains to the extent necessary to maintain its share price at $1.00.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Adviser attempts to stabilize the net asset value (“NAV”) of its Shares at $1.00 by valuing its portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The NAV is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business.

The fund is operating as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (“Rule 2a-7”). Therefore, the Fund has adopted a policy to invest 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized with cash and/or government securities). As a “government money market fund,” the Fund is permitted to use the amortized cost method of valuation to seek to maintain a $1.00 share price.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where

8

Texas Capital Government Money Market Fund

Notes to the Financial Statements (continued)

December 31, 2024

market quotes are not readily available or are deemed not to reflect market value. In the event that market quotes are not readily available or are deemed not to reflect market value, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2024:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Texas Capital Government Money Market Fund
U.S. Government & Agencies	$—	$994,051	$—	$994,051
Repurchase Agreements	—	3,100,000	—	3,100,000
U.S. Treasury Obligations	—	6,971,071	—	6,971,071
Money Market Funds	197,973	—	—	197,973
Total	$197,973	$11,065,122	$—	$11,263,095

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

9

Texas Capital Government Money Market Fund

Notes to the Financial Statements (continued)

December 31, 2024

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the Advisory Agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. The Fund pays the Adviser a management fee at an annual rate (stated as a percentage of the average daily net assets of the Fund) of 0.20%.

Texas Capital Texas Government Money Market Fund
Advisory fees rate	0.20%
Advisory fees earned	$9,497
Receivable from Adviser	$27,570

Under the Agreement, the Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end sales loads, taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 0.25% of the Fund’s average daily net assets (the “Expense Limit”) through April 30, 2025. The contractual arrangement may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser. The Adviser may recoup from the Fund any waived amount or reimbursed expenses pursuant to this agreement if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed the lesser of (i) the Expense Limit in effect at the time of the waiver or reimbursement and (ii) the Expense Limit in effect at the time of recoupment and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense. The Fund waived $145,970 for the fiscal period ended December 31, 2024.

State Street Bank and Trust Company (“State Street”) serves as Fund’s custodian. The Fund pays State Street fees in accordance with the agreements for such services.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

10

Texas Capital Government Money Market Fund

Notes to the Financial Statements (continued)

December 31, 2024

Under the terms of a Distribution Agreement with the Trust, Northern Lights Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is an affiliate of Ultimus. The Distributor is compensated by the Fund for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities. One Trustee is a former employee of Ultimus who is not currently paid by the Fund for serving in such capacity.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Independent Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Independent Trustees also receive additional fees for attending any special meeting. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

NOTE 5. FEDERAL TAX INFORMATION

At December 31, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$—
Gross unrealized depreciation	—
Net unrealized appreciation on investments	$—
Tax cost of investments	$11,263,095

The tax character of distributions paid for the fiscal period ended December 31, 2024 was as follows:

Distributions paid from:
Ordinary income(a)	$226,486
Total distributions paid	$226,486

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

11

Texas Capital Government Money Market Fund

Notes to the Financial Statements (continued)

December 31, 2024

NOTE 6. PRINCIPAL RISKS

Credit Risk: Issuers of money market instruments or financial institutions that have entered into repurchase agreements with the Funds may fail to make payments when due or complete transactions or they may become less willing or less able to do so.

Interest Rate Risk: The value of the Fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates. The Fund may face a heightened level of interest rate risk due to certain changes in general economic conditions, inflation and monetary policy, such as certain types of interest rate changes by the Federal Reserve.

Investment and Market Risk: As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or prolonged periods of time. Markets can decline in value sharply and unpredictably which may affect the Fund’s ability to maintain a $1.00 share price. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market.

U.S. Government Securities Risk: There are different types of U.S. government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are therefore riskier than those that are.

Repurchase Agreements Risk: Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations.

The Funds’ prospectus contains more information regarding these risks and other risks related to the Funds as well as other information about the Funds and should be read carefully before investing.

12

Texas Capital Government Money Market Fund

Notes to the Financial Statements (continued)

December 31, 2024

NOTE 7. SIGNIFICANT SHAREHOLDER

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the 1940 Act. At December 31, 2024, Pershing LLC owned 90.83% of the Fund. Pershing, LLC is not involved in the day to day operations or management of the Fund.

NOTE 8. IDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

13

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of Texas Capital Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Texas Capital Government Money Market Fund (the “Fund”) (one of the funds constituting Texas Capital Funds Trust (the “Trust”)), including the schedule of investments, as of December 31, 2024, and the related statements of operations, changes in net assets, and the financial highlights for the period from July 17, 2024 (commencement of operations) through December 31, 2024 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at December 31, 2024, the results of their operations, changes in net assets and financial highlights for the period from July 17, 2024 (commencement of operations) through December 31, 2024, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of Texas Capital Funds Trust since 2023.

Dallas, Texas

February 28, 2025

14

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Texas Capital Government Money Market Fund

The Board of Trustees (the “Board”), including those Trustees who were determined to not be “interested persons” of Texas Capital Funds Trust (the “Trust”) (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), voting separately, has reviewed and approved the advisory agreement (the “Advisory Agreement”) between the Trust and Texas Capital Bank Wealth Management Services, Inc., doing business as Texas Capital Bank Private Wealth Advisors (the “Adviser”), on behalf of the Texas Capital Government Money Market Fund (the “Fund”) for an initial two-year term. The Board unanimously approved the Advisory Agreement at a meeting held on September 28, 2023, at which all of the Trustees were present (the “Meeting”).

In deciding whether to approve the Advisory Agreement, the Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided in the Board materials and at the Meeting and were not the result of any one factor. Moreover, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee may have afforded different weight to the various factors and information in reaching his or her conclusions with respect to the Advisory Agreement. In considering the approval of the Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including, but not limited to, the factors enumerated below.

Nature, Extent, and Quality of Services. The Trustees reviewed materials provided by the Adviser regarding the nature, extent and quality of the services proposed to be provided to the Fund by the Adviser, including an overview of the Adviser and the personnel that would perform services for the Fund. The Trustees considered the qualifications, background and responsibilities of the members of the Adviser’s portfolio management team who would oversee the day-to-day investment management and operations of the Fund, taking into account information provided by the Adviser regarding the experience of the Fund’s portfolio management team trading money market instruments and repurchase agreements. The Trustees also considered the Adviser’s support resources available for investment research, compliance and operations.

The Trustees considered that, while the Adviser had only recently begun serving as an investment adviser to a U.S. registered investment company, the Texas Capital Texas Equity Index ETF, the

15

Additional Information (Unaudited) (continued)

Adviser is staffed by experienced personnel who have extensive portfolio management experience. The Trustees also considered the Fund’s primary investment objective and concluded that the operation of this mandate appears to be within the capabilities of the investment personnel employed by the Adviser.

The Trustees discussed the capitalization of the Adviser and the Adviser’s representation that it and/or its affiliates have sufficient resources to financially support the Fund and execute on the business plan related to the Fund. The Trustees evaluated information about the nature and extent of responsibilities retained and risks assumed by the Adviser in connection with its services to the Fund, including the Adviser’s assumption of business, entrepreneurial, overall managerial and other risks by sponsoring and advising the Fund. Based on these considerations, the Trustees concluded, within the context of its full deliberations, that the nature, overall quality and extent of the services proposed to be provided by the Adviser to the Fund are expected to be satisfactory and adequate.

Performance. The Trustees considered that the Fund is newly formed and as such did not have a record of prior performance to submit at the Meeting. The Trustees also noted that the Adviser does not currently advise any other U.S. registered investment companies with similar investment strategies to those of the Fund. Consequently, there was no performance data available for the Fund or investment vehicles comparable to the Fund managed by the Adviser using similar investment strategies. However, based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust, as well as on the Fund’s investment strategies and the Adviser’s written and oral presentation, the Trustees concluded, within the context of its full deliberations, that it was satisfied that the Adviser has the capability of providing satisfactory investment performance for the Fund.

Fees and Expenses. As to the costs of the services to be provided by the Adviser, the Trustees considered the proposed management fees and proposed expense limitation with respect to the Fund. The Trustees noted that the Adviser provided industry data with respect to the management fees and net expense ratios of a peer group of investment companies (the “Peer Group”) as compared to the proposed management fee and estimated net expense ratio of the Fund. The Trustees noted the Adviser’s undertaking to limit certain expenses of the Fund that exceed a specified level. The Trustees noted that, although the proposed management fee was above the Peer Group median, the proposed management fee was below the Peer Group average and the Fund’s net expense ratio was expected to be below the Peer Group median. Based on these considerations and other factors, the Trustees concluded, within the context of their full deliberations, that the proposed management fee rate appeared reasonable in light of the nature, extent and quality of the services proposed to be provided under the proposed Advisory Agreement.

Profitability. The Trustees considered that the Fund is not yet operational, and no record of Adviser profitability with respect to the Fund exists. The Trustees also took into account the Adviser’s estimated costs of managing the Fund and information provided by the Adviser regarding its financial condition. The Trustees did not make any conclusions regarding the Adviser’s profitability but will do so during future considerations of the Advisory Agreement.

Economies of Scale. The Trustees considered whether the Adviser would realize economies of scale with respect to its management of the Fund, recognizing that economies of scale are difficult to identify and quantify. The Trustees noted that economies of scale were not a relevant consideration

16

Additional Information (Unaudited) (continued)

at this time and they would revisit whether economies of scale exist in the future once the Fund has achieved sufficient scale.

Fall-out Benefits. The Trustees discussed direct or indirect “fall-out benefits,” noting that the Adviser and its affiliates may realize certain benefits from their relationships with the Fund, including: (a) trading efficiencies resulting from aggregation of orders of the Fund with those for other funds or accounts managed by the Adviser; (b) the Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (c) the Adviser’s ability to cross-market other products and services to Fund shareholders; (d) the Adviser’s ability to offer an affiliated money market fund to its clients and clients of Texas Capital Bank; (e) the Adviser’s ability to negotiate better pricing with the custodian on behalf of its other clients as a result of the relationship with the Fund; and/or (f) the possibility that the working relationship between the Adviser and the Fund’s third-party service providers may cause those service providers to be more likely to do business with other areas of the Adviser and its affiliates.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, with the Independent Trustees having met in an executive session and having been advised by independent legal counsel throughout the process, determined that approval of the Advisory Agreement for an initial two-year term is in the best interests of the Fund and its future shareholders. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

17

Proxy Voting

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30 are available (1) without charge upon request by calling the Funds at (844) 822-3837 and (2) in Fund documents filed with the Securities and Exchange Commission (the “SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES J. Kyle Bass Avery Johnson Eduardo Margain Daniel S. Hoverman Jocelyn E. Kukulka	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst and Young LLP 2323 Victory Avenue Suite 2000 Dallas, TX 75219

OFFICERS Edward Rosenberg Joel Colpitts Neil Rajan Kevin Patton	LEGAL COUNSEL Dechert, LLP 1095 Avenue of the Americas New York, NY 10036

INVESTMENT ADVISER Texas Capital Bank Private Wealth Advisors. 2000 McKinney Ave, Unit 1800 Dallas, TX 75201	CUSTODIAN AND TRANSFER AGENT State Street Bank and Trust Company 1 Congress Street Boston, MA 02114

DISTRIBUTOR Northern Lights Distributors, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022	ADMINISTRATOR AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received a Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics is filed herewith.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Texas Capital Funds Trust

By	/s/ Edward Rosenberg
Edward Rosenberg
President and Chief Executive Officer
Date:	March 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward Rosenberg
Edward Rosenberg
President and Chief Executive Officer
Date:	March 7, 2025

By	/s/ Joel Colpitts
Joel Colpitts
Treasurer and Principal Financial Officer
Date:	March 7, 2025